Intangible assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Goodwill	₨ 14,595		₨ 14,595	₨ 14,595
Other intangible assets	561,924		567,917	544,507
Intangible assets and goodwill	₨ 576,519	$ 8,335	₨ 582,512	₨ 559,102